ROBERT B. SAGINAW
Counsel

Phone (612) 342-7436
Fax (612) 342-7531




April 30, 1998












U.S. Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C. 20549-1004

Attention:  Filing Desk

Re:         ReliaStar Life Insurance Company of New York Variable Life
               Separate Account I
            (Select*Life NY)
            SEC File No. 333-19123
            CIK No. 0000701383

Gentlemen:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above-captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 3 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on April 27, 1998 and will become effective on May 1, 1998.

Sincerely,

ReliaStar Life Insurance Company of New York Variable Life Separate Account I

By:
            Robert B. Saginaw
            Counsel